ACCOUNTING PRINCIPLES AND POLICIES - Long term incentive plan (Details)	12 Months Ended
Dec. 31, 2020
Share based compensation [Line Items]
Award vesting period	3 years
Service period	3 years
Executive Directors | New Long Term Incentive Plan
Share based compensation [Line Items]
Award vesting period	3 years
Total shareholder return performance objective, percent	0.40
Strategy oriented performance objectives, percent	0.60
Retainment period	5 years